Equity (Details 3) - $ / shares	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Equity
Weighted average fair value of options	$ 0.49	$ 1.65
Weighted average risk-free interest rate	0.71%	2.94%
Weighted average dividend yield	0.00%	0.00%
Weighted average volatility factor	108.00%	104.00%
Weighted average expected life (years)	10 years	10 years